DEPOSITS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Deposits [Abstract]
Schedule of deposit balances by type
	March 31,	December 31,
(In thousands)	2019	2018

NOW and demand	$312,286	$332,064
Regular savings	115,614	109,322
Money market deposits	227,256	229,314
Total non-certificate accounts	655,156	670,700

Certificate accounts of $250,000 or more	15,583	14,164
Certificate accounts less than $250,000	104,538	83,232
Total certificate accounts	120,121	97,396
Total deposits	$775,277	$768,096

(In thousands)	2018	2017

NOW and demand	$332,064	$309,514
Regular savings	109,322	112,610
Money market deposits	229,314	225,735
Total non-certificate accounts	670,700	647,859

Certificate accounts of $250,000 or more	14,164	5,061
Certificate accounts less than $250,000	83,232	97,137
Total certificate accounts	97,396	102,198
Total deposits	$768,096	$750,057

Schedule of maturities of certificate accounts
	March 31,	December 31,
(In thousands)	2019	2018

Within one year	$77,622	$55,061
More than one year to two years	32,457	32,089
More than two years to three years	8,740	8,938
More than three years to four years	840	794
More than four years through five years	462	514
Total	$120,121	$97,396

(In thousands)	2018	2017

2018	$-	$81,791
2019	55,061	16,105
2020	32,089	3,052
2021	8,938	410
2022	794	840
2023	514	-
Total	$97,396	$102,198